Segment information and revenue - Revenue from contract with customer (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 4,357,462	¥ 4,098,037	¥ 3,309,113
Implementation
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	861,820	733,648	851,856
Operation support services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,140,727	1,097,719	1,061,445
Business origination services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	383,723	450,597	605,733
Risk management services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	414,849	534,071	362,530
Cloud services platform
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,315,819	1,050,179	314,338
Post implementation support services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	50,983	49,447	55,678
Others
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 189,541	¥ 182,376	¥ 57,533